Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research and Development Expenses [Abstract]
Research and Development Expenses

Note 14 - Research and Development Expenses

Research and development expenses include salaries and consulting expenses for development of drug formulation and for non-clinical, clinical, regulatory and project management work required for the Group’s drug portfolio.